Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000007298
Account Value [Line Items]
Line Graph and Table Measure Name	Series M
Account Value	$ 12,676	$ 12,786	$ 12,614	$ 12,768	$ 12,679	$ 12,612	$ 12,523	$ 12,366	$ 12,391	$ 12,490	$ 12,505	$ 12,502	$ 12,522	$ 12,276	$ 11,793	$ 11,855	$ 12,068	$ 12,189	$ 12,163	$ 12,082	$ 12,181	$ 12,207	$ 11,958	$ 12,205	$ 11,926	$ 11,893	$ 11,528	$ 11,562	$ 11,878	$ 12,103	$ 11,830	$ 11,969	$ 11,786	$ 12,058	$ 12,414	$ 12,454	$ 12,790	$ 12,775	$ 12,674	$ 12,690	$ 12,795	$ 12,834	$ 12,741	$ 12,703	$ 12,665	$ 12,562	$ 12,501	$ 12,719	$ 12,668	$ 12,614	$ 12,422	$ 12,454	$ 12,453	$ 12,535	$ 12,334	$ 12,290	$ 11,839	$ 12,004	$ 12,394	$ 12,225	$ 11,984	$ 11,943	$ 11,930	$ 11,926	$ 12,035	$ 11,848	$ 11,743	$ 11,697	$ 11,531	$ 11,487	$ 11,318	$ 11,245	$ 11,131	$ 10,998	$ 10,865	$ 10,922	$ 10,989	$ 10,966	$ 10,934	$ 10,924	$ 10,814	$ 10,841	$ 10,828	$ 10,874	$ 11,008	$ 10,906	$ 10,991	$ 10,989	$ 11,034	$ 10,953	$ 10,873	$ 10,918	$ 10,751	$ 10,671	$ 10,639	$ 10,574	$ 10,532	$ 10,404	$ 10,820	$ 10,930	$ 10,964	$ 10,943	$ 10,949	$ 10,755	$ 10,740	$ 10,659	$ 10,616	$ 10,600	$ 10,461	$ 10,353	$ 10,280	$ 10,226	$ 10,144	$ 10,102	$ 10,015	$ 9,992	$ 10,015	$ 10,055	$ 10,033	$ 10,188	$ 10,000
UBS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	12,679	12,464	12,648	12,524	12,426	12,314	12,128	12,164	12,316	12,317	12,301	12,364	12,083	11,362	11,459	11,805	11,978	11,931	11,812	11,916	11,943	11,684	11,954	11,620	11,587	11,069	11,162	11,608	11,868	11,562	11,755	11,583	11,912	12,311	12,355	12,703	12,683	12,576	12,613	12,704	12,751	12,646	12,611	12,574	12,469	12,393	12,593	12,513	12,438	12,253	12,290	12,287	12,345	12,140	12,041	11,670	11,818	12,263	12,107	11,893	11,857	11,828	11,806	11,902	11,717	11,623	11,581	11,423	11,380	11,203	11,144	11,060	10,929	10,809	10,876	10,947	10,919	10,893	10,884	10,760	10,799	10,759	10,791	10,920	10,807	10,865	10,839	10,894	10,812	10,725	10,764	10,596	10,519	10,496	10,424	10,356	10,236	10,632	10,745	10,799	10,784	10,778	10,609	10,580	10,503	10,470	10,453	10,330	10,258	10,217	10,177	10,104	10,084	10,011	10,021	10,048	10,101	10,072	10,177	10,000
UBS Index: Bloomberg Municipal Managed Money Intermediate (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate (1-17) Index
Account Value	$ 12,160	$ 12,323	$ 12,133	$ 12,347	$ 12,232	$ 12,117	$ 12,004	$ 11,817	$ 11,927	$ 12,102	$ 12,122	$ 12,120	$ 12,199	$ 11,908	$ 11,214	$ 11,274	$ 11,624	$ 11,799	$ 11,758	$ 11,659	$ 11,807	$ 11,857	$ 11,579	$ 11,864	$ 11,542	$ 11,480	$ 11,005	$ 11,046	$ 11,462	$ 11,715	$ 11,394	$ 11,532	$ 11,329	$ 11,641	$ 12,036	$ 12,069	$ 12,440	$ 12,418	$ 12,323	$ 12,364	$ 12,470	$ 12,511	$ 12,398	$ 12,385	$ 12,368	$ 12,274	$ 12,209	$ 12,434	$ 12,393	$ 12,351	$ 12,181	$ 12,228	$ 12,219	$ 12,297	$ 12,111	$ 12,093	$ 11,673	$ 11,757	$ 12,069	$ 11,941	$ 11,724	$ 11,685	$ 11,660	$ 11,636	$ 11,753	$ 11,592	$ 11,486	$ 11,443	$ 11,290	$ 11,266	$ 11,115	$ 11,055	$ 10,947	$ 10,804	$ 10,669	$ 10,729	$ 10,803	$ 10,783	$ 10,753	$ 10,743	$ 10,629	$ 10,665	$ 10,632	$ 10,674	$ 10,815	$ 10,699	$ 10,796	$ 10,777	$ 10,847	$ 10,776	$ 10,691	$ 10,742	$ 10,568	$ 10,474	$ 10,451	$ 10,382	$ 10,312	$ 10,175	$ 10,605	$ 10,723	$ 10,768	$ 10,769	$ 10,760	$ 10,596	$ 10,598	$ 10,519	$ 10,506	$ 10,493	$ 10,340	$ 10,268	$ 10,237	$ 10,197	$ 10,107	$ 10,079	$ 9,999	$ 10,008	$ 10,037	$ 10,094	$ 10,064	$ 10,195	$ 10,000